Long-term Incentive Plans (Details 1) - Performance Stock Units [member]	12 Months Ended
Jan. 31, 2023 shares
Statement [Line Items]
Outstanding, Beginning	75,000
Common shares issued on vesting (Notes 12(a) and 18)	(25,000)
Expired (Note 18)	(25,000)
Outstanding, Ending	25,000